Post- Employment Benefits - Schedule of Fair Value of Plan Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Change in plan assets
Fair value of plan assets, beginning balance	$ (3,099)	$ (2,832)
Interest income	80	55
Employer contributions	479	403
Employee contributions	479	403
Currency translation effects	33	(119)
Remeasurements: return on plan assets (excluding interest income)	2	13
Fair value of plan assets, ending balance	(3,547)	(3,099)
Plan assets [Member]
Change in plan assets
Fair value of plan assets, beginning balance	9,131	6,369
Interest income	80	55
Employer contributions	479	403
Employee contributions	479	403
Net benefits paid	888	1,604
Currency translation effects	(104)	284
Remeasurements: return on plan assets (excluding interest income)	2	13
Fair value of plan assets, ending balance	$ 10,955	$ 9,131